RIGHT-OF-USE ASSETS - Schedule of lease amounts recognised in the balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Impairment				$ (13,600)
Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	$ 16,382	$ 23,777
Additions	551	2,395
Remeasurement	2,393	338
Divestments	(2,541)	(1,999)
Depreciation charges	(3,540)	(3,907)
Depreciation of disinvestment	2,376	1,701
Impairment	(491)	(5,027)	$ (4,663)
Movement	356	(7,395)
Value of right-of-use assets at period end	16,738	16,382	23,777	16,382
At cost | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	29,203	34,968
Currency translation	2,968	(1,472)
Value of right-of-use assets at period end	32,082	29,203	34,968	29,203
Accumulated Amortization | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(12,821)	(11,191)
Currency translation	(1,360)	576
Value of right-of-use assets at period end	(15,344)	(12,821)	(11,191)	(12,821)
Buildings | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	13,339	21,648
Additions	0	0
Remeasurement	2,393	338
Divestments	(1,367)	(305)
Depreciation charges	(2,345)	(2,627)
Depreciation of disinvestment	1,367	186
Impairment	(491)	(5,027)
Movement	1,110	(8,309)
Value of right-of-use assets at period end	14,449	13,339	21,648	13,339
Buildings | At cost | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	24,534	30,959
Currency translation	2,877	(1,431)
Value of right-of-use assets at period end	27,946	24,534	30,959	24,534
Buildings | Accumulated Amortization | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(11,195)	(9,311)
Currency translation	(1,324)	557
Value of right-of-use assets at period end	(13,497)	(11,195)	(9,311)	(11,195)
Cars | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	3,043	2,129
Additions	551	2,395
Remeasurement	0	0
Divestments	(1,174)	(1,694)
Depreciation charges	(1,194)	(1,280)
Depreciation of disinvestment	1,009	1,515
Impairment	0	0
Movement	(754)	914
Value of right-of-use assets at period end	2,289	3,043	2,129	3,043
Cars | At cost | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	4,669	4,009
Currency translation	91	(41)
Value of right-of-use assets at period end	4,136	4,669	4,009	4,669
Cars | Accumulated Amortization | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Value of right-of-use assets at period start	(1,626)	(1,880)
Currency translation	(37)	19
Value of right-of-use assets at period end	$ (1,847)	$ (1,626)	$ (1,880)	$ (1,626)